CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Sep. 28, 2020		$ 0	$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		0	0	(1,104)	(1,104)
Balance at the end at Dec. 31, 2020	$ 0	$ 719	24,281	(1,104)	23,896
Balance at the end (in shares) at Dec. 31, 2020	0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 28,750,000 Units, net of underwriting discounts, initial value of public warrant and offering expenses	$ 2,875		270,780,389		$ 270,783,264
Sale of Units, net of underwriting discounts (in shares)	28,750,000				28,750,000
Cash paid in excess of fair value for Private Placement Warrants			1,911,667		$ 1,911,667
Class A common stock subject to possible redemption	$ (2,661)		(266,088,123)		(266,090,784)
Class A common stock subject to possible redemption (in shares)	(26,608,978)
Net loss				(1,628,037)	(1,628,037)
Balance at the end at Mar. 31, 2021	$ 214	$ 719	6,628,214	(1,629,141)	5,000,006
Balance at the end (in shares) at Mar. 31, 2021	2,141,022	7,187,500
Balance at the beginning at Dec. 31, 2020	$ 0	$ 719	24,281	(1,104)	23,896
Balance at the beginning (in shares) at Dec. 31, 2020	0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(1,634,254)
Balance at the end at Jun. 30, 2021	$ 214	$ 719	6,634,428	(1,635,358)	5,000,003
Balance at the end (in shares) at Jun. 30, 2021	2,141,543	7,187,500
Balance at the beginning at Mar. 31, 2021	$ 214	$ 719	6,628,214	(1,629,141)	5,000,006
Balance at the beginning (in shares) at Mar. 31, 2021	2,141,022	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to redemption			6,214		6,214
Change in value of common stock subject to redemption (in shares)	521
Net loss				(6,217)	(6,217)
Balance at the end at Jun. 30, 2021	$ 214	$ 719	$ 6,634,428	$ (1,635,358)	$ 5,000,003
Balance at the end (in shares) at Jun. 30, 2021	2,141,543	7,187,500